CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Attributable to owners of the Company Issued Capital USD ($)	Attributable to owners of the Company Issued Capital CNY (¥)	Attributable to owners of the Company Other Capital Reserves USD ($)	Attributable to owners of the Company Other Capital Reserves CNY (¥)	Attributable to owners of the Company Reserves USD ($)	Attributable to owners of the Company Reserves CNY (¥)	Attributable to owners of the Company Accumulated losses USD ($)	Attributable to owners of the Company Accumulated losses CNY (¥)	Attributable to owners of the Company Other Comprehensive Income Loss USD ($)	Attributable to owners of the Company Other Comprehensive Income Loss CNY (¥)	USD ($)	CNY (¥)
Beginning Balance at Dec. 31, 2015		¥ 312,081		¥ 636,960		¥ 64,233		¥ (1,026,970)		¥ (4,103)		¥ (17,799)
Statement Line Items [Line Items]
Loss for the year								(23,036)				(23,036)
Foreign currency translation adjustments										(834)		(834)
Total comprehensive income								(23,036)		(834)		(23,870)
Adjustment in relation to acquisition of Double Grow International Limited ("Double Grow")						(694)						(694)
Deemed contribution from a related party				55,558								55,558
Appropriation and utilization of safety fund, net						(359)		359
Ending Balance at Dec. 31, 2016		312,081		692,518		63,180		(1,049,647)		(4,937)		13,195
Statement Line Items [Line Items]
Loss for the year								(29,996)				(29,996)
Foreign currency translation adjustments										1,296		1,296
Total comprehensive income								(29,996)		1,296		(28,700)
Disposal of the discontinued operations						(63,180)		63,180
Ending Balance at Dec. 31, 2017		312,081		692,518				(1,016,463)		(3,641)		(15,505)
Statement Line Items [Line Items]
Loss for the year								(6,176)				(6,176)
Foreign currency translation adjustments										(117)		(117)
Total comprehensive income								(6,176)		(117)		(6,293)
Ending Balance at Dec. 31, 2018		¥ 312,081		¥ 692,518				¥ (1,022,639)		¥ (3,758)		¥ (21,798)
Ending Balance at Dec. 31, 2018 | $	$ 45,371		$ 100,679				$ (148,673)		$ (546)		$ (3,169)